Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of provisions

	Legal	Right of
	claims	return	Warranty	Total
	(in thousands)
Balance as of January 1, 2017	282	394	1,970	2,646
Provision made during the period	350	454	178	982
Provisions used during the period	(170)	(51)	(1,012)	(1,233)
Changes in respect of foreign exchange differences	20	44	143	207
Balance as of December 31, 2017	482	841	1,279	2,602